ACQUISITON OF WORLD MOTO ASSETS (RESTATED) (Narrative) (Details) (USD $)	12 Months Ended		69 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Nov. 30, 2012 World Moto Assets Acquired [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisition of Assets				1,240,871
Shares issued for debt				576,923
Extinguishment of Debt, Amount				$ 75,000
Stock Issued During Period, Value, Acquisition of Assets		$ 236,314	$ 236,314	$ 236,314
Stock split ratio		181
Stock Issued During Period, Shares, Stock Splits				224,597,666